SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2014
SHORT-TERM LOAN
SHORT-TERM LOAN

10.SHORT-TERM LOAN

In June, 2013, the Company entered into a short-term loan arrangement with Hong Kong and Shanghai Banking Corporation Limited (Hong Kong) of RMB60 million, with an interest rate of 5.6% per annum and a maturity term of six months. The loan was renewed in December 2013, at an interest rate of 6.72%. The total amount of RMB60 million fixed deposit from the Company has been pledged to secure the loan in June 2013, which is recorded as restricted cash in the consolidated balance sheets. The loan was subsequently repaid in June 2014 with the corresponding pledged deposit being released.

In June 2014, the Company entered into a short-term loan arrangement with SPD Bank (Beijing) of RMB60 million (US$10 million) with an interest rate of 7.2% per annum and a maturity term of twelve months. The total amount of RMB68 million (US$11 million) fixed deposit from the Company has been pledged to secure the loan in June 2014, which is recorded as restricted cash in the consolidated balance sheets.